UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2009




















                                                                      (Form N-Q)

48701-0509                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2009 (unaudited)

                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               LONG POSITIONS (98.6%)

               COMMON STOCKS (24.7%)(a)

               CONSUMER DISCRETIONARY (4.8%)
               -----------------------------
               ADVERTISING (0.1%)
       42,700  Interpublic Group of Companies, Inc.  *                                     $          176
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
       26,600  Jones Apparel Group, Inc.                                                              112
       12,800  Phillips-Van Heusen Corp.                                                              291
                                                                                          ---------------
                                                                                                      403
                                                                                          ---------------
               APPAREL RETAIL (0.7%)
       36,800  Foot Locker, Inc.                                                                      385
       21,400  Gap, Inc.                                                                              278
        5,900  Ross Stores, Inc.                                                                      212
                                                                                          ---------------
                                                                                                      875
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
       27,600  TRW Automotive Holdings Corp.  *                                                        89
       23,400  WABCO Holdings, Inc.                                                                   288
                                                                                          ---------------
                                                                                                      377
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
       13,100  AutoNation, Inc.  *                                                                    182
                                                                                          ---------------
               BROADCASTING (0.5%)
       55,600  CBS Corp. "B"                                                                          213
       26,700  DISH Network Corp. "A"  *                                                              297
        2,100  Liberty Global, Inc. "A"  *                                                             31
        3,020  Time Warner Cable, Inc.                                                                 75
                                                                                          ---------------
                                                                                                      616
                                                                                          ---------------
               CABLE & SATELLITE (0.2%)
       17,700  Comcast Corp. "A"                                                                      241
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       29,700  Liberty Media Corp. - Interactive "A"  *                                                86
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
       10,300  RadioShack Corp.                                                                        88
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.3%)
       14,700  Garmin Ltd.                                                                            312
        8,800  Harman International Industries, Inc.                                                  119
                                                                                          ---------------
                                                                                                      431
                                                                                          ---------------
               DEPARTMENT STORES (0.3%)
       36,800  Macy's, Inc.                                                                           328
                                                                                          ---------------
               HOMEBUILDING (0.5%)
       37,200  Centex Corp.                                                                           279
================================================================================
1  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       36,000  D.R. Horton, Inc.                                                           $          349
                                                                                          ---------------
                                                                                                      628
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.1%)
        5,900  Williams-Sonoma, Inc.                                                                   60
                                                                                          ---------------
               INTERNET RETAIL (0.3%)
        4,200  Amazon.com, Inc.  *                                                                    308
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.2%)
       12,033  Time Warner, Inc.                                                                      232
                                                                                          ---------------
               RESTAURANTS (0.5%)
        4,300  Brinker International, Inc.                                                             65
        5,500  McDonald's Corp.                                                                       300
       10,700  Yum! Brands, Inc.                                                                      294
                                                                                          ---------------
                                                                                                      659
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
        1,900  Brink's Home Security Holdings, Inc.  *                                                 43
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       14,000  Barnes & Noble, Inc.                                                                   299
                                                                                          ---------------
               Total Consumer Discretionary                                                         6,032
                                                                                          ---------------

               CONSUMER STAPLES (2.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
       10,400  Archer-Daniels-Midland Co.                                                             289
        6,400  Bunge Ltd.                                                                             363
                                                                                          ---------------
                                                                                                      652
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.2%)
       13,400  Sysco Corp.                                                                            306
                                                                                          ---------------
               FOOD RETAIL (0.2%)
       19,400  SUPERVALU, Inc.                                                                        277
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
       17,300  Dean Foods Co.  *                                                                      313
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
       15,100  Herbalife Ltd.                                                                         226
                                                                                          ---------------
               SOFT DRINKS (0.4%)
       25,800  Coca-Cola Enterprises, Inc.                                                            340
        3,000  Hansen Natural Corp.  *                                                                108
                                                                                          ---------------
                                                                                                      448
                                                                                          ---------------
               TOBACCO (0.2%)
        4,700  Lorillard, Inc.                                                                        290
                                                                                          ---------------
               Total Consumer Staples                                                               2,512
                                                                                          ---------------

               ENERGY (2.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
       14,300  Alpha Natural Resources, Inc.  *                                                       254
                                                                                          ---------------
               INTEGRATED OIL & GAS (0.4%)
        3,500  Chevron Corp.                                                                          235
        6,300  Murphy Oil Corp.                                                                       282
                                                                                          ---------------
                                                                                                      517
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
        4,900  Diamond Offshore Drilling, Inc.                                                        308
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
       14,100  Cameron International Corp.  *                                                         309

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        9,000  Oil States International, Inc.  *                                           $          121
        4,900  Tidewater, Inc.                                                                        182
                                                                                          ---------------
                                                                                                      612
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       14,900  Cimarex Energy Co.                                                                     274
        9,600  Encore Acquisition Co.  *                                                              223
       27,100  Mariner Energy, Inc.  *                                                                210
       13,800  W&T Offshore, Inc.                                                                      85
                                                                                          ---------------
                                                                                                      792
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       16,400  Tesoro Corp.                                                                           221
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        2,700  Overseas Shipholding Group, Inc.                                                        61
                                                                                          ---------------
               Total Energy                                                                         2,765
                                                                                          ---------------

               FINANCIALS (1.0%)
               -----------------
               MULTI-LINE INSURANCE (0.1%)
        9,600  Hartford Financial Services Group, Inc.                                                 75
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       35,800  Bank of America Corp.                                                                  244
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        2,500  Allied World Assurance Co. Holdings Ltd.                                                95
                                                                                          ---------------
               REGIONAL BANKS (0.7%)
       76,100  Marshall & Ilsley Corp.                                                                428
       18,200  SunTrust Banks, Inc.                                                                   214
       83,300  Synovus Financial Corp.                                                                271
                                                                                          ---------------
                                                                                                      913
                                                                                          ---------------
               REITS - RESIDENTIAL (0.0%)
        1,042  Apartment Investment & Management Co. "A"                                                6
                                                                                          ---------------
               Total Financials                                                                     1,333
                                                                                          ---------------

               HEALTH CARE (3.2%)
               ------------------
               BIOTECHNOLOGY (0.2%)
        6,400  Gilead Sciences, Inc.  *                                                               296
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
        7,900  AmerisourceBergen Corp.                                                                258
        8,100  McKesson Corp.                                                                         284
                                                                                          ---------------
                                                                                                      542
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.4%)
        2,000  Beckman Coulter, Inc.                                                                  102
        2,500  C.R. Bard, Inc.                                                                        199
        4,400  ResMed, Inc.  *                                                                        156
                                                                                          ---------------
                                                                                                      457
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.5%)
       12,100  Community Health Systems, Inc.  *                                                      186
        6,500  LifePoint Hospitals, Inc.  *                                                           135
        7,200  Universal Health Services, Inc. "B"                                                    276
                                                                                          ---------------
                                                                                                      597
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
        6,000  Express Scripts, Inc.  *                                                               277
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
       12,800  Pharmaceutical Product Development, Inc.                                               304
                                                                                          ---------------
================================================================================
3  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (0.4%)
        9,400  Aetna, Inc.                                                                 $          229
       21,200  Coventry Health Care, Inc.  *                                                          274
                                                                                          ---------------
                                                                                                      503
                                                                                          ---------------
               PHARMACEUTICALS (0.9%)
        5,000  Abbott Laboratories                                                                    239
        9,500  Eli Lilly and Co.                                                                      317
       19,900  Pfizer, Inc.                                                                           271
        9,400  Watson Pharmaceuticals, Inc.  *                                                        292
                                                                                          ---------------
                                                                                                    1,119
                                                                                          ---------------
               Total Health Care                                                                    4,095
                                                                                          ---------------

               INDUSTRIALS (4.4%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
        8,400  Goodrich Corp.                                                                         318
        4,700  Lockheed Martin Corp.                                                                  324
        7,900  Northrop Grumman Corp.                                                                 345
                                                                                          ---------------
                                                                                                      987
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.5%)
        2,100  C.H. Robinson Worldwide, Inc.                                                           96
        5,800  FedEx Corp.                                                                            258
        6,700  United Parcel Service, Inc. "B"                                                        330
                                                                                          ---------------
                                                                                                      684
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
       42,400  R.R. Donnelley & Sons Co.                                                              311
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.4%)
        7,200  Fluor Corp.                                                                            249
        3,300  Jacobs Engineering Group, Inc.  *                                                      127
        4,600  Shaw Group, Inc.  *                                                                    126
                                                                                          ---------------
                                                                                                      502
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        7,300  AGCO Corp.  *                                                                          143
       14,200  Joy Global, Inc.                                                                       302
       22,800  Manitowoc Co., Inc.                                                                     75
       34,800  Oshkosh Corp.                                                                          235
                                                                                          ---------------
                                                                                                      755
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
       10,800  Manpower, Inc.                                                                         341
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
        4,900  Flowserve Corp.                                                                        275
       17,200  Timken Co.                                                                             240
                                                                                          ---------------
                                                                                                      515
                                                                                          ---------------
               MARINE (0.1%)
        3,800  Kirby Corp.  *                                                                         101
                                                                                          ---------------
               RAILROADS (0.2%)
        4,800  CSX Corp.                                                                              124
        2,900  Norfolk Southern Corp.                                                                  98
                                                                                          ---------------
                                                                                                      222
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.3%)
       11,900  Brink's Co.                                                                            315
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
        6,400  MSC Industrial Direct Co., Inc. "A"                                                    199
================================================================================
                                                  Portfolio of Investments  |  4

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       12,200  WESCO International, Inc.  *                                               $           221
                                                                                          ---------------
                                                                                                      420
                                                                                          ---------------
               TRUCKING (0.3%)
       12,300  Ryder System, Inc.                                                                     348
                                                                                          ---------------
               Total Industrials                                                                    5,501
                                                                                          ---------------

               INFORMATION TECHNOLOGY (4.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       33,400  Compuware Corp.  *                                                                     220
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.3%)
       21,100  ADC Telecommunications, Inc.  *                                                         93
       18,700  Cisco Systems, Inc.  *                                                                 313
                                                                                          ---------------
                                                                                                      406
                                                                                          ---------------
               COMPUTER HARDWARE (0.7%)
        3,100  Apple, Inc.  *                                                                         326
        3,200  International Business Machines Corp.                                                  310
       35,500  NCR Corp.  *                                                                           282
                                                                                          ---------------
                                                                                                      918
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.6%)
       21,700  QLogic Corp.  *                                                                        241
       28,100  Seagate Technology                                                                     169
       18,700  Western Digital Corp.  *                                                               362
                                                                                          ---------------
                                                                                                      772
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
        6,500  Automatic Data Processing, Inc.                                                        228
       19,800  Broadridge Financial Solutions, Inc.                                                   368
        5,600  Hewitt Associates, Inc. "A"  *                                                         167
        6,100  Paychex, Inc.                                                                          157
                                                                                          ---------------
                                                                                                      920
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       41,100  Jabil Circuit, Inc.                                                                    229
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.4%)
        5,600  Sohu.com, Inc.  *                                                                      231
       14,400  VeriSign, Inc.  *                                                                      272
                                                                                          ---------------
                                                                                                      503
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
        9,600  Accenture Ltd. "A"                                                                     264
       13,900  SAIC, Inc.  *                                                                          260
                                                                                          ---------------
                                                                                                      524
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.6%)
       17,400  Microsoft Corp.                                                                        320
        4,200  Symantec Corp.  *                                                                       63
       13,400  VMware, Inc. "A"  *                                                                    316
                                                                                          ---------------
                                                                                                      699
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.5%)
       14,900  Arrow Electronics, Inc.  *                                                             284
       16,000  Avnet, Inc.  *                                                                         280
                                                                                          ---------------
                                                                                                      564
                                                                                          ---------------
               Total Information Technology                                                         5,755
                                                                                          ---------------

               MATERIALS (1.7%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
       31,100  Ashland, Inc.                                                                          321
================================================================================
5  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       38,400  Dow Chemical Co.                                                           $           324
                                                                                          ---------------
                                                                                                      645
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
        3,800  CF Industries Holdings, Inc.                                                           270
        7,900  Mosaic Co.                                                                             332
       11,900  Terra Industries, Inc.                                                                 334
                                                                                          ---------------
                                                                                                      936
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
       44,400  International Paper Co.                                                                313
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
        6,500  Cytec Industries, Inc.                                                                  98
                                                                                          ---------------
               STEEL (0.2%)
       12,300  Cliffs Natural Resources, Inc.                                                         223
                                                                                          ---------------
               Total Materials                                                                      2,215
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       10,200  Verizon Communications, Inc.                                                           308
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        6,600  U.S. Cellular Corp.  *                                                                 220
                                                                                          ---------------
               Total Telecommunication Services                                                       528
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               GAS UTILITIES (0.1%)
        3,800  UGI Corp.                                                                               90
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
       13,300  AES Corp.  *                                                                            77
       20,200  Mirant Corp.  *                                                                        230
                                                                                          ---------------
                                                                                                      307
                                                                                          ---------------
               MULTI-UTILITIES (0.1%)
        2,100  Consolidated Edison, Inc.                                                               83
                                                                                          ---------------
               Total Utilities                                                                        480
                                                                                          ---------------
               Total Common Stocks (cost: $31,665)                                                 31,216
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (66.4%)
    1,055,143  SPDR Trust Series 1(e)  (cost: $136,860)                                            83,821
                                                                                          ---------------

               HEDGE FUNDS (6.5%)
      517,063  Deutsche iGAP Investment Trust "B" acquired 8/01/2008;
                 cost:$10,000*(b),(c)                                                               8,159
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (1.0%)

               MONEY MARKET FUNDS (1.0%)
    1,237,373  State Street Institutional Liquid Reserve Fund, 0.57% (d) (cost:$1,238)              1,238
                                                                                          ---------------
               Total Long Positions (cost: $179,763)                                              124,434
                                                                                          ---------------
================================================================================
                                                  Portfolio of Investments  |  6

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS (COST: $179,763)                                       $         124,434
                                                                                          ===============


               SHORT POSITIONS (24.5%)

               COMMON STOCKS (24.5%)

               CONSUMER DISCRETIONARY (4.8%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
       17,400  Hanesbrands, Inc.  *                                                       $           166
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
        1,300  American Eagle Outfitters, Inc.                                                         16
        3,100  Urban Outfitters, Inc.  *                                                               51
                                                                                          ---------------
                                                                                                       67
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        8,400  BorgWarner, Inc.                                                                       170
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.3%)
        8,600  O'Reilly Automotive, Inc.  *                                                           301
        8,300  Penske Automotive Group, Inc.                                                           78
                                                                                          ---------------
                                                                                                      379
                                                                                          ---------------
               BROADCASTING (0.0%)
        3,700  Liberty Media Corp. - Capital "A"  *                                                    26
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
        5,200  Boyd Gaming Corp.                                                                       19
        6,600  Scientific Games Corp. "A"  *                                                           80
                                                                                          ---------------
                                                                                                       99
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
        9,900  Best Buy Co., Inc.                                                                     376
                                                                                          ---------------
               DISTRIBUTORS (0.3%)
       24,500  LKQ Corp.  *                                                                           350
                                                                                          ---------------
               FOOTWEAR (0.1%)
        4,100  NIKE, Inc. "B"                                                                         192
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)
        6,200  Target Corp.                                                                           213
                                                                                          ---------------
               HOME FURNISHINGS (0.2%)
        9,000  Mohawk Industries, Inc.  *                                                             269
                                                                                          ---------------
               HOMEBUILDING (0.2%)
       34,200  Lennar Corp. "A"                                                                       257
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.3%)
       13,200  Bed Bath & Beyond, Inc.  *                                                             327
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
        2,400  Choice Hotels International, Inc.                                                       62
       19,800  Marriott International, Inc. "A"                                                       324
                                                                                          ---------------
                                                                                                      386
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.2%)
       10,200  Black & Decker Corp.                                                                   322
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.6%)
       21,800  News Corp. "A"                                                                         144
       20,800  Regal Entertainment Group "A"                                                          279
================================================================================
7  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       16,900  Walt Disney Co.                                                             $          307
                                                                                          ---------------
                                                                                                      730
                                                                                          ---------------
               PUBLISHING (0.1%)
          300  Washington Post Co. "B"                                                                107
                                                                                          ---------------
               RESTAURANTS (0.4%)
        7,100  Burger King Holdings, Inc.                                                             163
       10,500  Darden Restaurants, Inc.                                                               360
                                                                                          ---------------
                                                                                                      523
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
        1,300  Weight Watchers International, Inc.                                                     24
                                                                                          ---------------
               SPECIALTY STORES (0.6%)
        8,000  Dick's Sporting Goods, Inc.  *                                                         114
       17,900  Staples, Inc.                                                                          324
       15,200  Tiffany & Co.                                                                          328
                                                                                          ---------------
                                                                                                      766
                                                                                          ---------------
               TIRES & RUBBER (0.3%)
       52,000  Goodyear Tire & Rubber Co.  *                                                          325
                                                                                          ---------------
               Total Consumer Discretionary                                                         6,074
                                                                                          ---------------

               CONSUMER STAPLES (2.1%)
               -----------------------
               DISTILLERS & VINTNERS (0.1%)
       15,800  Central European Distribution Corp.  *                                                 170
                                                                                          ---------------
               DRUG RETAIL (0.2%)
       12,100  Walgreen Co.                                                                           314
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.4%)
        3,200  Energizer Holdings, Inc.  *                                                            159
        6,200  Procter & Gamble Co.                                                                   292
                                                                                          ---------------
                                                                                                      451
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.4%)
       14,700  ConAgra Foods, Inc.                                                                    248
        5,500  General Mills, Inc.                                                                    274
        7,900  J.M. Smucker Co.                                                                       295
        7,000  Kellogg Co.                                                                            256
       11,900  Kraft Foods, Inc. "A"                                                                  265
        8,100  McCormick & Co., Inc.                                                                  240
       20,000  Smithfield Foods, Inc.  *                                                              189
                                                                                          ---------------
                                                                                                    1,767
                                                                                          ---------------
               Total Consumer Staples                                                               2,702
                                                                                          ---------------

               ENERGY (1.9%)
               -------------
               OIL & GAS DRILLING (0.2%)
       10,600  Atwood Oceanics, Inc.  *                                                               176
       43,500  Hercules Offshore, Inc.  *                                                              69
                                                                                          ---------------
                                                                                                      245
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
        3,200  Oceaneering International, Inc.  *                                                     118
       13,500  Smith International, Inc.                                                              290
                                                                                          ---------------
                                                                                                      408
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
       12,500  Cabot Oil & Gas Corp.                                                                  294
        8,600  Newfield Exploration Co.  *                                                            195
       17,200  Petrohawk Energy Corp.  *                                                              331
       52,500  Quicksilver Resources, Inc.  *                                                         291
        7,500  Range Resources Corp.                                                                  309
================================================================================
                                                  Portfolio of Investments  |  8

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
        9,800  XTO Energy, Inc.                                                            $          300
                                                                                          ---------------
                                                                                                    1,720
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
        7,600  Frontier Oil Corp.                                                                      97
                                                                                          ---------------
               Total Energy                                                                         2,470
                                                                                          ---------------

               FINANCIALS (1.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        8,900  T. Rowe Price Group, Inc.                                                              257
                                                                                          ---------------
               CONSUMER FINANCE (0.3%)
       22,400  American Express Co.                                                                   305
                                                                                          ---------------
               DIVERSIFIED BANKS (0.4%)
       24,000  U.S. Bancorp                                                                           351
       14,400  Wells Fargo & Co.                                                                      205
                                                                                          ---------------
                                                                                                      556
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
        5,700  Lazard Ltd. "A"                                                                        168
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
       15,200  Moody's Corp.                                                                          348
                                                                                          ---------------
               Total Financials                                                                     1,634
                                                                                          ---------------

               HEALTH CARE (3.7%)
               ------------------
               BIOTECHNOLOGY (1.0%)
       26,800  Amylin Pharmaceuticals, Inc.  *                                                        315
       25,300  BioMarin Pharmaceutical, Inc.  *                                                       312
        6,000  Celgene Corp.  *                                                                       266
        4,400  Cephalon, Inc.  *                                                                      300
                                                                                          ---------------
                                                                                                    1,193
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.8%)
        3,900  Edwards Lifesciences Corp.  *                                                          237
       18,800  Hologic, Inc.  *                                                                       246
        4,200  IDEXX Laboratories, Inc.  *                                                            145
       12,100  Kinetic Concepts, Inc.  *                                                              256
        4,200  Zimmer Holdings, Inc.  *                                                               153
                                                                                          ---------------
                                                                                                    1,037
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
        6,400  VCA Antech, Inc.  *                                                                    144
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
        2,400  Cooper Companies, Inc.                                                                  64
       11,500  Inverness Medical Innovations, Inc.  *                                                 306
                                                                                          ---------------
                                                                                                      370
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.7%)
        6,000  Covance, Inc.  *                                                                       214
        9,900  Illumina, Inc.  *                                                                      369
        9,900  Life Technologies Corp.  *                                                             321
                                                                                          ---------------
                                                                                                      904
                                                                                          ---------------
               MANAGED HEALTH CARE (0.1%)
       10,200  Health Net, Inc.  *                                                                    148
                                                                                          ---------------
               PHARMACEUTICALS (0.7%)
        5,500  Allergan, Inc.                                                                         263
       18,700  Mylan, Inc.  *                                                                         251
================================================================================
9  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       15,300  Schering-Plough Corp.                                                      $           360
                                                                                          ---------------
                                                                                                      874
                                                                                          ---------------
               Total Health Care                                                                    4,670
                                                                                          ---------------

               INDUSTRIALS (4.1%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
        8,700  Boeing Co.                                                                             310
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
        3,500  UTi Worldwide, Inc.                                                                     42
                                                                                          ---------------
               AIRLINES (0.9%)
       80,800  AMR Corp.  *                                                                           258
       34,000  Continental Airlines, Inc. "B"  *                                                      300
       49,800  Delta Air Lines, Inc.  *                                                               280
       50,700  Southwest Airlines Co.                                                                 321
                                                                                          ---------------
                                                                                                    1,159
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
       17,800  USG Corp.  *                                                                           135
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       14,300  Quanta Services, Inc.  *                                                               307
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
       11,500  Caterpillar, Inc.                                                                      321
       10,100  Deere & Co.                                                                            332
       12,300  PACCAR, Inc.                                                                           317
                                                                                          ---------------
                                                                                                      970
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        5,100  AMETEK, Inc.                                                                           159
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       16,900  Republic Services, Inc.                                                                290
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        5,300  McDermott International, Inc.  *                                                        71
        5,600  Teleflex, Inc.                                                                         219
                                                                                          ---------------
                                                                                                      290
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.5%)
        1,400  Eaton Corp.                                                                             52
       20,900  Ingersoll-Rand Co. Ltd. "A"                                                            288
        4,800  Valmont Industries, Inc.                                                               241
                                                                                          ---------------
                                                                                                      581
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.3%)
        6,400  FTI Consulting, Inc.  *                                                                317
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.2%)
       17,600  Corrections Corp. of America  *                                                        225
                                                                                          ---------------
               TRUCKING (0.3%)
       11,500  Con-Way, Inc.                                                                          206
        5,600  Landstar System, Inc.                                                                  188
                                                                                          ---------------
                                                                                                      394
                                                                                          ---------------
               Total Industrials                                                                    5,179
                                                                                          ---------------

               INFORMATION TECHNOLOGY (4.1%)
               -----------------------------
               APPLICATION SOFTWARE (0.5%)
       13,200  ANSYS, Inc.  *                                                                         331
       48,200  Cadence Design Systems, Inc.  *                                                        203
================================================================================
                                                 Portfolio of Investments  |  10

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       12,800  Nuance Communications, Inc.  *                                             $           139
                                                                                          ---------------
                                                                                                      673
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
       28,800  Corning, Inc.                                                                          382
       59,900  Motorola, Inc.                                                                         253
                                                                                          ---------------
                                                                                                      635
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       65,700  Brocade Communications Systems, Inc.  *                                                227
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        8,300  Fiserv, Inc.  *                                                                        303
        9,700  Iron Mountain, Inc.  *                                                                 215
        2,700  Visa, Inc. "A"                                                                         150
                                                                                          ---------------
                                                                                                      668
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
       30,500  Activision Blizzard, Inc.  *                                                           319
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.1%)
        8,000  Yahoo!, Inc.  *                                                                        102
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
       10,100  Cognizant Technology Solutions Corp. "A"  *                                            210
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.6%)
       16,400  KLA-Tencor Corp.                                                                       328
       11,700  Lam Research Corp.  *                                                                  266
       13,500  Novellus Systems, Inc.  *                                                              225
                                                                                          ---------------
                                                                                                      819
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
       26,400  Cypress Semiconductor Corp.  *                                                         178
       15,000  Microchip Technology, Inc.                                                             318
       37,500  NVIDIA Corp.  *                                                                        370
       33,200  Rambus, Inc.  *                                                                        314
                                                                                          ---------------
                                                                                                    1,180
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.3%)
        7,300  McAfee, Inc.  *                                                                        245
       24,900  Novell, Inc.  *                                                                        106
                                                                                          ---------------
                                                                                                      351
                                                                                          ---------------
               Total Information Technology                                                         5,184
                                                                                          ---------------

               MATERIALS (1.5%)
               ----------------
               ALUMINUM (0.1%)
       21,200  Alcoa, Inc.                                                                            156
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.3%)
       16,200  Eagle Materials, Inc.                                                                  393
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.3%)
       21,200  Southern Copper Corp.                                                                  369
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
        3,900  Monsanto Co.                                                                           324
                                                                                          ---------------
               FOREST PRODUCTS (0.3%)
       12,200  Weyerhaeuser Co.                                                                       336
                                                                                          ---------------
               STEEL (0.2%)
       18,100  Commercial Metals Co.                                                                  209
        1,800  Nucor Corp.                                                                             69
                                                                                          ---------------
                                                                                                      278
                                                                                          ---------------
               Total Materials                                                                      1,856
                                                                                          ---------------
================================================================================
11  |  USAA Total Return Strategy Fund

================================================================================
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
        2,700  CenturyTel, Inc.                                                           $            76
        9,600  NeuStar, Inc. "A"  *                                                                   161
                                                                                          ---------------
                                                                                                      237
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
        6,000  Crown Castle International Corp.  *                                                    122
       22,600  MetroPCS Communications, Inc.  *                                                       386
       14,900  SBA Communications Corp. "A"  *                                                        347
                                                                                          ---------------
                                                                                                      855
                                                                                          ---------------
               Total Telecommunication Services                                                     1,092
                                                                                          ---------------

               UTILITIES (0.1%)
               ----------------
               WATER UTILITIES (0.1%)
        4,700  Aqua America, Inc.                                                                      94
                                                                                          ---------------
               Total Common Stocks (proceeds: $32,281)                                             30,955
                                                                                          ---------------


               TOTAL SHORT POSITIONS (PROCEEDS: $32,281)                                $          30,955
                                                                                          ===============

 NUMBER                                                                                            MARKET
 OF                                                                                                 VALUE
 CONTRACTS     SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PURCHASED OPTIONS (1.3%)
          594  Put - On S&P 500 Index expiring May 16, 2009 at 750                                  1,642
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS (COST: $1,829)                                   $           1,642
                                                                                          ===============


               WRITTEN OPTIONS (0.6%)
          (99) Call - On S&P 500 Index expiring April 18,2009 at 870                                  (42)
         (198) Call - On S&P 500 Index expiring April 18,2009 at 830                                 (259)
         (495) Put - On S&P 500 Index expiring April 18, 2009 at 685                                 (163)
          (99) Put - On S&P 500 Index expiring April 18, 2009 at 670                                  (24)
         (297) Call - On S&P 500 Index expiring April 18,2009 at 850                                 (229)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,114)                        $            (717)
                                                                                          ===============

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================
13  |  USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)


7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================
                                        Notes to Portfolio of Investments  |  14

================================================================================

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

Valuation Inputs                              Investments in Securities   Purchased Options
-------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                              $116,275,000             $1,642,000
Level 2 - Other Significant Observable Inputs           8,159,000                      -
Level 3 - Significant Unobservable Inputs                       -                      -
-------------------------------------------------------------------------------------------
Total                                                $124,434,000             $1,642,000
-------------------------------------------------------------------------------------------


The following is a summary of the inputs used to value the Fund's liabilities as of March 31, 2009:

Valuation Inputs                                Securities Sold Short   Written Options
---------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               $30,955,000           $717,000
Level 2 - Other Significant Observable Inputs                   -                  -
Level 3 - Significant Unobservable Inputs                       -                  -
---------------------------------------------------------------------------------------
Total                                                 $30,955,000           $717,000
---------------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of March 31, 2009, the Fund did not invest in any repurchase agreements.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop

================================================================================
15  |  USAA Total Return Strategy Fund

================================================================================

below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

F. As of March 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2009, were $2,700,000 and $58,216,000, respectively, resulting in net unrealized depreciation of $55,516,000.

================================================================================
                                        Notes to Portfolio of Investments  |  16

================================================================================

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $126,215,000 at March 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
               (AMEX).


SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) Restricted security that is not registered under the Securities Act of 1933.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2009, was $8,159,000, which represented 6.5% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at March 31, 2009.
(e) At March 31, 2009, a portion of this security is segregated to cover the value of outstanding written call options.
 *      Non-income-producing security.

================================================================================
17  |  USAA Total Return Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.